Financial risk management - Floating Rate Risk Effects on Profit Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	$ 174,554	$ 13,395	$ 21,162
Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(2,000)	(2,534)
Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	(666)
Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(2,000)	(1,868)
Floating interest rate | Interest rate risk | Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Floating interest rate | Interest rate risk | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(2,000)	(1,841)
Brazilian Reais | Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Brazilian Reais | Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(2,000)	(1,841)
Brazilian Reais | Floating interest rate | Interest rate risk | Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Brazilian Reais | Floating interest rate | Interest rate risk | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	(693)
U.S. Dollar | Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	(666)
U.S. Dollar | Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	(27)
U.S. Dollar | Floating interest rate | Interest rate risk | Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax		0
U.S. Dollar | Floating interest rate | Interest rate risk | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	$ 0	$ 0